Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Materials and supplies	$—	$1,872
Prepaid expenses and other current assets	5,368	2,663

Total prepaid expenses and other current assets	$5,368	$4,535

Property, Plant and Equipment
Property and equipment consist of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Machinery and equipment	$14,820	$13,483
Furniture and fixtures	1,480	1,228
Leasehold improvements	1,488	1,437
Software	4,285	1,909
Building	—	33,248
Finance lease asset	34,775	—
Construction-in-progress	21,218	4,264
Other	1,750	1,309

Property and equipment, gross	79,816	56,878
Less: accumulated depreciation and amortization	(8,415)	(3,500)

Total property and equipment, net	$71,401	$53,378

Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Accrued payroll and payroll related expenses	$1,105	$1,385
Accrued stock issuance costs	285	4,695
Accrued outsourced engineering services	2,514	3,205
Accrued purchases of property and equipment	2,533	433
Accrued legal expenses	8,845	243
Other accrued expenses	2,457	804
Current portion of finance lease liability	1,070	—
Current portion of BTS lease financing liability	—	660

Total accrued expenses and other current liabilities	$18,809	$11,425